Accounting Pronouncements (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in and loans, net to equity-accounted investments	$ 1,111,660		$ 1,173,728
Non-controlling interest	2,033,112		2,089,730
Accumulated deficit	(507,462)		(546,684)
Other long-term liabilities	$ 196,568		$ 216,348
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in and loans, net to equity-accounted investments		$ 40,000
Non-controlling interest		36,100
Net Investment in Direct Financing and Sales Type Leases		11,200
Accumulated deficit		17,200
Other long-term liabilities		$ 2,100